Share capital, share premium and shares held in treasury	12 Months Ended
Dec. 31, 2020
Disclosure Of Classes Of Share Capital [Abstract]
Share capital, share premium and shares held in treasury

24 Share capital, share premium and shares held in treasury

Accounting policy

Shares of RELX PLC that are repurchased and not cancelled are classified as shares held in treasury. The consideration paid, including directly attributable costs, is recognised as a deduction from equity. Shares of RELX PLC that are purchased by the Employee Benefit Trust are also classified as shares held in treasury, with the cost recognised as a deduction from equity.

RELX PLC

CALLED UP SHARE CAPITAL – ISSUED AND FULLY PAID		2020		2019
	No. of shares	£m	No. of shares	£m
At start of year	1,980,802,659	286	2,011,043,101	290
Issue of ordinary shares	1,496,653	—	3,059,558	1
Issue of bonus share	—	—	1	—
Cancellation of shares	—	—	(33,300,001)	(5)
At end of year	1,982,299,312	286	1,980,802,659	286

At the 2019 AGM shareholders approved the issue of a bonus share with £4bn nominal value. The share was subsequently cancelled via a capital reduction, creating £4bn of distributable reserves in RELX PLC to replace the RELX NV reserves lost in the corporate simplification.

NUMBER OF ORDINARY SHARES	Year ended 31 December
	Shares in issue (millions)	Treasury shares (millions)	2020 Shares in issue net of treasury shares (millions)	2019 Shares in issue net of treasury shares (millions)
RELX PLC
At start of year	1,980.8	(49.0)	1,931.8	1,961.9
Issue of ordinary shares	1.5	—	1.5	3.1
Repurchase of ordinary shares	—	(7.8)	(7.8)	(33.5)
Net release/(purchase) of shares by the Employee Benefit Trust	—	0.5	0.5	0.4
At end of year	1,982.3	(56.3)	1,926.0	1,931.9

*  At 31 December 2020 the total shares in issue net of treasury shares is 1,926,018,680 (2019: 1,931,782,622).

During the year, RELX PLC repurchased 7.8m (2019: 33.5m; 2018: 26.9m) RELX PLC ordinary shares for an average price of 1,918p; these shares are held in treasury. The total consideration for the RELX PLC repurchases was £150m (2019: £600m).

The Employee Benefit Trust purchases RELX PLC shares which, at the trustees’ discretion, can be used in respect of the exercise of share options and to meet commitments under conditional share awards. During the year, the Employee Benefit Trust purchased 1.8m shares for a total cost of £37m (2019: £37m; 2018: £43m). At 31 December 2020, shares held by the Employee Benefit Trust were £97m (2019: £94m; 2018: £90m) at cost.

The issue of ordinary shares in the year relates to the exercise of share options.

All of the RELX PLC ordinary shares rank equally with respect to voting rights and rights to receive dividends, except for shares held in treasury, which do not attract voting or dividend rights. There are no restrictions on the rights to transfer shares.

At 31 December 2020, RELX PLC shares held in treasury related to 6,192,953 (2019: 6,753,010; 2018: 7,130,366) RELX PLC ordinary shares held by the Employee Benefit Trust; and 50,087,679 (2019: 42,267,027; 2018: 42,023,020) RELX PLC ordinary shares held by the parent company. No RELX PLC ordinary shares held in treasury were cancelled in 2020 (2019: 33.3m).